Land Use Rights - Schedule of Land Use Rights (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Land Use Rights [Abstract]
Land use rights, cost	$ 4,321,759	$ 4,215,007
Less: Accumulated amortization	(1,033,768)	(945,008)
Land use rights, net	$ 3,287,991	$ 3,269,999